Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation and Consolidation
Basis	of Presentation and Consolidation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles, or U.S. GAAP. The condensed consolidated financial statements include the operations of Impel Neuropharma, Inc., and its wholly owned Australian subsidiary. All intercompany balances and transactions have been eliminated upon consolidation.
The condensed consolidated balance sheet as of June 30, 2021, the condensed consolidated statements of operations and comprehensive loss, changes in redeemable convertible preferred stock and stockholders’ equity (deficit) and cash flows for the three and six months ended June 30, 2021 and 2020 are unaudited. These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s consolidated financial position as of June 30, 2021 and its results of operations and cash flows for the three and six months ended June 30, 2021 and 2020. The financial data and the other financial information contained in these notes to the condensed consolidated financial statements related to the three and six month periods are also unaudited. The results of operations for the three months and six months ended June 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any other future annual or interim period. The condensed consolidated balance sheet as of December 31, 2020 included herein was derived from the audited financial statements as of that date. These condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements included in the prospectus dated April 23, 2021 that forms a part of the Company’s Registration Statement on Form
S-1
(File
No. 333-254999),
as filed with the SEC pursuant to Rule 424(b)(4) promulgated under the Securities Act of 1933, as amended.

Basis	of Presentation and Consolidation
The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles, or U.S. GAAP. The consolidated financial statements include the operations of Impel Neuropharma, Inc., and its wholly owned Australian subsidiary. All intercompany balances and transactions have been eliminated upon consolidation.

Reclassifications
Reclassifications
We have reclassified prior period financial statements to conform to the current period presentation. During the six months ended 2021, we reclassified certain amounts previously recorded as general and administrative expense to research and development expense.

Use of Estimates

Use	of Estimates
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. On an ongoing basis, management evaluates such estimates and assumptions for continued reasonableness. In particular, management makes estimates with respect to the fair values of common stock, redeemable convertible preferred stock warrant liabilities, stock-based compensation expense, convertible debt and income taxes. Appropriate adjustments, if any, to the estimates used are made prospectively based upon such periodic evaluation. Actual results could differ from those estimates.

Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. On an ongoing basis, management evaluates such estimates and assumptions for continued reasonableness. In particular, management makes estimates with respect to the fair values of common stock, redeemable convertible preferred stock warrant liabilities, stock-based compensation expense, and income taxes. Appropriate adjustments, if any, to the estimates used are made prospectively based upon such periodic evaluation. Actual results could differ from those estimates.

Segments
Segments
The Company’s chief operating decision maker is its Chief Executive Officer. The Chief Executive Officer reviews financial information on an aggregate basis for the purposes of evaluating financial performance and allocating the Company’s resources. Accordingly, the Company has determined that it operates in one segment.

Segments
The Company’s chief operating decision maker is its Chief Executive Officer. The Chief Executive Officer reviews financial information on an aggregate basis for the purposes of evaluating financial performance and allocating the Company’s resources. Accordingly, the Company has determined that it operates in one segment.

Cash
Cash
The Company considers all highly liquid investments with original maturities of three months or less from the date of purchase to be cash equivalents. At June 30, 2021 and December 31, 2020, cash consisted of cash in bank deposits held at financial institutions.

Cash
The Company considers all highly liquid investments with original maturities of three months or less from the date of purchase to be cash equivalents. At December 31, 2019 and 2020, cash consisted of cash in bank deposits held at financial institutions.

Concentration of Credit Risk
Concentration	of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash. The Company’s cash is deposited with high credit quality financial institutions. At times such deposits may be in excess of the Federal Depository Insurance Corporation insured limits.

Concentration	of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash. The Company’s cash is deposited with high credit quality financial institutions. At times such deposits may be in excess of the Federal Depository Insurance Corporation insured limits.

Other Assets
Other	Assets
The Company generated $134,000 and $15,000 of fully refundable research and development credits in 2019 and 2020, respectively, based on 43.5% of qualified research and development expenditures of its Australian subsidiary. Amounts due are recorded as an offset to research and development expense in the accompanying consolidated statements of operations. The amount receivable of $39,000 as of December 31, 2019 and $57,000 as of December 31, 2020 is included in prepaid expenses and other current assets in the accompanying consolidated balance sheets.

Property and Equipment, Net
Property	and Equipment, Net
Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the depreciable assets, ranging from three to four years. Property and equipment are primarily comprised of laboratory and platform equipment used to support research and development activities. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the statement of operations in the year of disposition. Additions and improvements that increase the value or extend the life of an asset are capitalized. Repairs and maintenance costs are expensed as incurred. Leasehold improvements are amortized over the remaining term of the lease or the asset’s useful life, whichever is shorter.

Impairment of Long-Lived Assets
Impairment	of Long-Lived Assets
The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group.
If the carrying amount of an asset or asset group exceeds its estimated undiscounted future cash flows, an impairment charge is recognized as the amount by which the carrying amount of the asset exceeds the estimated discounted future cash flows of the asset or asset group. There have been no such impairments of long-lived assets for any of the periods presented.

Fair Value Measurement
Fair	Value Measurement
Assets and liabilities recorded at fair value on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:
Level 1—Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;
Level 2—Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active;
Level 3— Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The carrying amounts reflected in the accompanying consolidated balance sheets for cash, other current assets, accounts payable, and accrued liabilities approximate their fair values, due to their short-term nature.

Fair	Value Measurement
Assets and liabilities recorded at fair value on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:
Level 1—Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;
Level 2—Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active;
Level 3— Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The carrying amounts reflected in the accompanying consolidated balance sheets for cash, other current assets, accounts payable, and accrued liabilities approximate their fair values, due to their short-term nature.

Convertible Notes
Convertible	Notes
In March 2021, the Company issued convertible promissory notes to various investors for an aggregate amount of $7.5 million. As permitted under Accounting Standards Codification (“ASC”) 825, Financial Instruments (“ASC 825”), the Company has elected the fair value option for recognition of the convertible notes. The Company elected the fair value option to allow the Company to eliminate the burden of complying with the requirements for derivative accounting. Under the fair value option, the convertible notes are remeasured at fair value in each reporting period until their conversion in April 2021, with changes in the fair value recognized in the Company’s condensed consolidated statement of operations as other (expense) income, net. Accrued interest on the convertible notes is recorded in other (expense), net.

Deferred Offering Costs
Deferred	Offering Costs
The Company incurred offering costs consisting of legal, accounting and other fees and costs directly attributable to the Company’s IPO. As of June 30, 2021, $2.4 million of deferred offering costs were charged to additional paid-in
capital upon the completed of the IPO in April 2021. There were no deferred offering costs as of December 31, 2020.

Redeemable Convertible Preferred Stock Warrant Liabilities
Redeemable	Convertible Preferred Stock Warrant Liabilities
Freestanding warrants to purchase shares of the Company’s redeemable convertible preferred stock are accounted for as liabilities at fair value through the date of exercise, because the shares underlying the warrants contain contingent redemption features outside the control of the Company. Warrants classified as liabilities are recorded on the Company’s condensed consolidated balance sheets at their fair value on the date of issuance and remeasured to fair value each subsequent reporting period, with the changes in fair value recognized as a component of other (expense) income, net in the accompanying condensed consolidated statements of operations. The Company adjusted the liability for the final change in the fair value of these warrants immediately preceding their automatic exercise in connection with the IPO. Upon exercise, the corresponding liability was reclassified to additional paid-in
capital.

Redeemable	Convertible Preferred Stock Warrant Liabilities
Freestanding warrants to purchase shares of the Company’s redeemable convertible preferred stock are accounted for as liabilities at fair value, because the shares underlying the warrants contain contingent redemption features outside the control of the Company. Warrants classified as liabilities are recorded on the Company’s consolidated balance sheets at their fair value on the date of issuance and remeasured to fair value on each subsequent reporting period, with the changes in fair value recognized as a component of other expense, net in the accompanying consolidated statements of operations. The Company will continue to adjust the liability for changes in the fair value of these warrants until the earlier of the exercise of the warrants, the expiration of the warrants, or until such time as the warrants are no longer considered liability instruments.

Leases
Leases
The Company leases office space and laboratory facilities under non-cancelable
operating leases. The Company recognizes rent expense on a straight-line basis over the noncancelable lease period and records the difference between cash rent payments and the recognition of rent expense as a deferred rent liability. When leases contain escalation clauses, rent abatements and landlord or tenant incentives or allowances, these terms are applied in the determination of straight-line rent expense over the lease period.

Research and Development
Research	and Development
Research and development costs are expensed as incurred and consist primarily of salaries, benefits and other staff-related costs, including associated stock-based compensation, laboratory supplies, nonclinical and clinical studies and trials and related clinical manufacturing costs, costs related to manufacturing preparation, fees paid to other entities that conduct certain research and development activities on the Company’s behalf.
Non-refundable
advance payments for goods or services that will be used or rendered for future research and development activities are deferred and capitalized as prepaid expenses until the related goods are delivered or services are performed. Such payments are evaluated for current or long-term classification based on when such services are expected to be received.

Research	and Development
Research and development costs are expensed as incurred and consist primarily of salaries, benefits and other staff-related costs, including associated stock-based compensation, laboratory supplies, nonclinical and clinical studies and trials and related clinical manufacturing costs, costs related to manufacturing preparation, fees paid to other entities that conduct certain research and development activities on the Company’s behalf.
Non-refundable
advance payments for goods or services that will be used or rendered for future research and development activities are deferred and capitalized as prepaid expenses until the related goods are delivered or services are performed. Such payments are evaluated for current or long-term classification based on when such services are expected to be received.

Advance Payments for Research and Development Services and Accruals
Advance	Payments for Research and Development Services and Accruals
As part of the process of preparing its condensed consolidated financial statements, the Company is required to estimate its expenses resulting from its obligation under contracts with vendors and consultants and clinical site agreements in connection with its research and development efforts. The financial terms of these contracts are subject to negotiations which vary contract to contract and may result in payment flows that do not match the periods over which materials or services are provided to the Company under such contracts.
The Company’s objective is to reflect the appropriate research and development expenses in its condensed consolidated financial statements by matching those expenses with the period in which services and efforts are expended. The Company accounts for these expenses according to the progress of its research and development efforts. The Company determines advance payments for research and development services and accrual estimates through discussion with applicable personnel and outside service providers as to the progress of clinical trials, or other services completed. The Company adjusts its rate of research and development expense recognition if actual results differ from its estimates. The Company makes estimates of its advance payments and accrued expenses as of each balance sheet date in its condensed consolidated financial statements based on facts and circumstances known at that time. Although the Company does not expect its estimates to be materially different from amounts actually incurred, its understanding of status and timing of services performed relative to the actual status and timing of services performed may vary and may result in the Company reporting amounts that are too high or too low for any particular period. Through June 30, 2021, there had been no material adjustments to the Company’s prior period estimates of advance payments and accruals for research and development expenses. The Company’s research and development advance payments and accruals are dependent upon the timely and accurate reporting of contract research organizations and other third-party vendors.

Advance	Payments for Research and Development Services and Accruals
As part of the process of preparing its consolidated financial statements, the Company is required to estimate its expenses resulting from its obligation under contracts with vendors and consultants and clinical site agreements in connection with its research and development efforts. The financial terms of these contracts are subject to negotiations which vary contract to contract and may result in payment flows that do not match the periods over which materials or services are provided to the Company under such contracts.
The Company’s objective is to reflect the appropriate research and development expenses in its consolidated financial statements by matching those expenses with the period in which services and efforts are expended. The Company accounts for these expenses according to the progress of its research and development efforts. The Company determines advance payments for research and development services and accrual estimates through discussion with applicable personnel and outside service providers as to the progress of clinical trials, or other services completed. The Company adjusts its rate of research and development expense recognition if actual results differ from its estimates. The Company makes estimates of its advance payments and accrued expenses as of each balance sheet date in its consolidated financial statements based on facts and circumstances known at that time. Although the Company does not expect its estimates to be materially different from amounts actually incurred, its understanding of status and timing of services performed relative to the actual status and timing of services performed may vary and may result in the Company reporting amounts that are too high or too low for any particular period. Through December 31, 2020, there had been no material adjustments to the Company’s prior period estimates of advance payments and accruals for research and development expenses. The Company’s research and development advance payments and accruals are dependent upon the timely and accurate reporting of contract research organizations and other third-party vendors.

General and Administrative Costs
General	and Administrative Costs
General and administrative costs are expensed as incurred and include employee-related expenses including salaries, benefits, travel and non-cash
stock-based compensation for the Company’s personnel in executive, legal, finance and accounting, human resources, and other administrative functions, as well as fees paid for accounting and tax services, consulting fees and facilities costs not otherwise included in research and development expenses. Legal costs include general corporate legal fees and costs related to filing and pursuing patent applications.

Stock-Based Compensation
Stock-Based	Compensation
The Company recognizes stock-based compensation expense for stock options and restricted stock unit awards on a straight-line basis over the requisite service period. The Company’s stock-based compensation costs are based upon the grant date fair value of options estimated using the Black-Scholes-Merton option pricing model. This model utilizes as inputs the estimated fair value of the underlying common stock at the measurement date, the estimated term of the stock options (weighted-average period of time that the options granted are expected to be outstanding), risk-free interest rates, expected dividends, and the expected volatility of the Company’s common stock. The Company has elected to recognize forfeitures of share-based payment awards as they occur.
The Company recognizes stock-based compensation expense for stock options granted to non-employees
based on the estimated fair value of the award as it is more readily measurable than the fair value of the services received.

Stock-Based	Compensation
The Company recognizes stock-based compensation expense for stock options and restricted stock unit awards on a straight-line basis over the requisite service period. The Company’s stock-based compensation costs are based upon the grant date fair value of options estimated using the Black-Scholes-Merton option pricing model. This model utilizes as inputs the estimated fair value of the underlying common stock at the measurement date, the estimated term of the stock options (weighted-average period of time that the options granted are expected to be outstanding), risk-free interest rates, expected dividends, and the expected volatility of the Company’s common stock. The Company has elected to recognize forfeitures of share-based payment awards as they occur.
The Company recognizes stock-based compensation expense for stock options granted to nonemployees based on the estimated fair value of the award as it is more readily measurable than the fair value of the services received.

Income Taxes
Income	Taxes
Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts or existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period of enactment. The Company records a valuation allowance to reduce deferred tax assets to an amount for which realization is more likely than not.
The Company recognizes the tax benefit from an uncertain tax position if it is more likely than not that the tax position will be sustained upon examination by the tax authorities, based on the merits of the position. The Company does not believe any uncertain tax positions currently pending will have a material adverse effect on its consolidated financial statements nor does the Company expect any material change in its position in the next 12 months. The Company’s policy is to recognize interest and penalties related to the underpayment of income taxes as a component of income tax expense or benefit. To date, there have been no interest or penalties charged in relation to the unrecognized tax benefits.

Net Loss Per Share Attributable to Common Stockholders
Net	Loss Per Share Attributable to Common Stockholders
Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period, without consideration of potentially dilutive securities. Diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders since the effect of potentially dilutive securities is anti-dilutive given the net loss of the Company.

Net	Loss Per Share Attributable to Common Stockholders
Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period, without consideration of potentially dilutive securities. Diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders since the effect of potentially dilutive securities is anti-dilutive given the net loss of the Company.

Comprehensive Loss
Comprehensive	Loss
Comprehensive loss represents the change in the Company’s stockholders’ equity (deficit) from all sources other than investments by or distributions to stockholders. The Company has no items of other comprehensive loss; as such, net loss equals comprehensive loss.

Comprehensive	Loss
Comprehensive loss represents the change in the Company’s stockholders’ deficit from all sources other than investments by or distributions to stockholders. The Company has no items of other comprehensive loss; as such, net loss equals comprehensive loss.

Recent Accounting Pronouncements

Recent	Accounting Pronouncements
In February 2016, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU,
No. 2016-02,
Leases
, or Topic 842, which supersedes the guidance in former ASC 840,
Leases
. This standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use
asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less may be accounted for similar to existing guidance for operating leases today. In May 2020, the FASB issued ASU
No. 2020-05,
Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities,
which deferred the effective dates for
non-public
entities. Therefore, this standard is effective for annual reporting periods, and interim periods within those years, for public entities beginning after December 15, 2018 and for private entities beginning after December 15, 2021. Originally, a modified retrospective transition approach was required for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. In July 2018, the FASB issued guidance to permit an alternative transition method for Topic 842, which allows transition to the new lease standard by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Entities may elect to apply either approach. There are also a number of optional practical expedients that entities may elect to apply. The Company is currently assessing the impact of this standard on its condensed consolidated financial statements. The Company expects to record a material right-of-use
asset and lease liability in connection with adopting this standard on January 1, 2022.

Recently	Adopted Pronouncements
In August 2020, the FASB issued ASU
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, or
ASU 2020-06,
which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP.
ASU 2020-06 removes
certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas.
ASU 2020-06 is
effective for the Company for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020 and adoption must be as of the beginning of the Company’s annual fiscal year. The Company early adopted this standard on January 1, 2021 and the adoption of the standard did not have a significant impact on its consolidated financial statements.

Recent	Accounting Pronouncements
In February 2016, the FASB issued ASU
No. 2016-02,
Leases
, or Topic 842, which supersedes the guidance in former ASC 840,
Leases
. This standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use
asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less may be accounted for similar to existing guidance for operating leases today. In May 2020, the FASB issued ASU No.
2020-05,
 Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities,
 which deferred the effective dates for
non-public
entities. Therefore, this standard is effective for annual reporting periods, and interim periods within those years, for public entities beginning after December 15, 2018 and for private entities beginning after December 15, 2021. Originally, a modified retrospective transition approach was required for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. In July 2018, the FASB issued guidance to permit an alternative transition method for Topic 842, which allows transition to the new lease standard by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Entities may elect to apply either approach. There are also a number of optional practical expedients that entities may elect to apply. The Company is currently assessing the impact of this standard on its consolidated financial statements. The Company expects to record a material right-of-use
asset and lease liability in connection with adopting this standard on January 1, 2022.

Recently	Adopted Pronouncements
In August 2018, the FASB issued ASU
No. 2018-13,
Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement
, or ASU
2018-13,
which eliminates certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The Company adopted this standard on January 1, 2020 and the adoption of the standard did not have a significant impact on its consolidated financial statements.